CONDENSED COMBINED STATEMENTS OF INCOME - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
REVENUES
Oil, natural gas, and related product sales, net	$ 90,194,000	$ 55,717,000	$ 263,263,000	$ 142,632,000
EXPENSES
Lease operating expenses	6,368,000	3,621,000	15,840,000	8,407,000
Production taxes	5,053,000	2,506,000	14,628,000	7,737,000
Depletion and accretion expense	39,868,000	15,794,000	70,529,000	45,798,000
General and administrative	1,776,000	1,764,000	4,880,000	4,978,000
Total expenses	53,065,000	23,685,000	105,877,000	66,920,000
Net operating income (loss)	37,129,000	32,032,000	157,386,000	75,712,000
OTHER INCOME/(EXPENSE)
Gain/(loss) on derivative contracts	6,082,000	(6,558,000)	(19,147,000)	(18,115,000)
Interest expense	476,000	353,000	1,193,000	926,000
Total other income (expense)	5,606,000	(6,911,000)	(20,340,000)	(19,041,000)
NET INCOME/(LOSS)	$ 42,735,000	$ 25,121,000	$ 137,046,000	$ 56,671,000